Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Carrying Amount of the Major Classes of Liabilities

The carrying amounts of the major classes of these liabilities as of December 31, 2019 and 2018 are summarized as follows:

	December 31, 2019	December 31, 2018
Assets of discontinued operations	$-	$-
Liabilities
Accounts payables and accrued expenses	$(112,397)	$(112,397)
Liabilities of discontinued operations	$(112,397)	$(112,397)

Schedule of Estimated Useful Life of Property and Equipment	The estimated useful lives of property and equipment are generally as follows:
Years
Office furniture and fixtures	4
Computer equipment	4
Rental equipment	4
Appliques	10
Website development	2
The estimated useful lives of property and equipment are generally as follows:
Years
Office furniture and fixtures	4
Computer equipment	4
Rental equipment	4
Appliques	10
Website development	2

Schedule of Reconciliation of Derivative Liability Measured at Fair Value
Conversion feature derivative liability
Balance at January 1, 2019	$-
Derivative liability	65,000
Change in fair value included in earnings	36,925
Balance at March 31, 2019	$101,925
Derivative Liability	(65,000)
Change in fair value included in earnings	(36,925)
Balance at December 31, 2019	$-

Schedule of Dilutive Common Stock Equivalents

The following are dilutive common stock equivalents during the nine months ended:

	September 30, 2020		September 30, 2019
Convertible notes payable	5,762,056	(1)	8,050,000	(2)
Stock Options	39,044		39,044
Stock Warrants	4,000		4,000
Total	5,805,100		8,093,044

(1)	5,762,056 shares of our common stock issuable upon conversion of $1,152,411 of Convertible Notes Payable at a conversion rate of $0.20 per share, as of September 30, 2020, not accounting for 9.99% beneficial ownership limitations.
(2)	8,050,000 shares of our common stock issuable upon conversion of $805,000 of Convertible Notes Payable at a conversion rate of $0.10 per share, as of September 30, 2019, not accounting for 4.99% beneficial ownership limitations.

The following are dilutive common stock equivalents during the year ended:

	December 31, 2019	December 31, 2018
Convertible preferred stock	-	147,649
Convertible notes payable (1)	8,050,000	-
Stock Options	39,044	79,044
Stock Warrants	4,000	4,000
Total	8,093,044	230,693

(1) 8,050,000 shares of our common stock issuable upon conversion of $805,000 of Convertible Notes Payable as of December 31, 2019, not accounting for 4.99% beneficial ownership limitations.

Schedule of Adjustment to Net Income (Loss) Available to Common Stockholders

The following are the adjustment to the net income (loss) available to common stockholders during the period ended:

	Nine Months Ended September 30, 2020	Year Ended December 31, 2019
Net loss	$(1,358,745)	$(1,379,756)
Preferred shares redemption adjustment	$-	$201,924
Net loss available to common shareholders	$ (1, 358,745 )	$(1,177,832)

NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS
Weighted number of common shares outstanding – basic & diluted	495,133	106,175
Loss applicable to common shareholders per share	$(2.74)	$(11.09)

The following are the adjustment to the net income (loss) available to common stockholders during the period ended:

	Year Ended December 31, 2019	Year Ended December 31, 2018
Net loss	$(1,379,756)	$(1,194,706)
Preferred shares redemption adjustment	$201,924	$-
Net loss available to common shareholders	$(1,177,832)	$-

NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS
Weighted number of common shares outstanding – basic & diluted	106,175	62,435
Loss applicable to common shareholders per share	$(11.09)	$(19.14)